Unsecured Promissory Note (Details Narrative) - USD ($)		9 Months Ended
	Feb. 16, 2024	Sep. 30, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Long-Term Debt		$ 3,301,000
Unsecured Debt			$ 0
Interest Expense, Debt, Excluding Amortization		226,000
Amortization		232,000
Amortization of Debt Discount (Premium)		226,000
Loan Processing Fee		6,000
Long-Term Debt, Maturity, Remainder of Fiscal Year		750,000
Long-Term Debt, Maturity, Year One		2,551,000
Debt Issuance Costs, Gross, Current		3,000,000
Debt Instrument, Unamortized Discount, Current		397,000
Debt Issuance Costs, Current, Net		10,000
Debt Issuance Cost, Gross, Noncurrent		301,000
Debt Instrument, Unamortized Discount, Noncurrent		159,000
Debt Issuance Costs, Noncurrent, Net		$ 3,000
Note Purchase Agreement [Member] | Streeterville Capital Llc [Member]
Line of Credit Facility [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 2,500,000
Debt Conversion, Original Debt, Amount	781,250
Long-Term Debt	3,301,250
Debt Issuance Costs, Gross	$ 20,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Redemption, Description	The agreement allows the Lender to redeem up to $250,000 per calendar month beginning in August 2024, upon providing written notice to Borrower.